Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock-based compensation
Total	$ 69,714	$ 101,131	$ 111,713
Non-cash stock-based compensation charged through Amount due from SINA	6,800	8,100	9,300
Cost of revenues
Stock-based compensation
Total	5,954	8,933	9,417
Sales and marketing
Stock-based compensation
Total	13,041	16,528	18,910
Product development
Stock-based compensation
Total	33,403	51,441	55,294
General and administrative
Stock-based compensation
Total	$ 17,316	$ 24,229	$ 28,092